Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events

14. Subsequent Events

(a)Share Repurchase Program: On January 14, 2020, the Company announced that its Board of Directors authorized a share repurchase program to purchase up to an aggregate of $6,000 of the Company’s common shares. The timing and amount of the repurchases are determined by the Company’s management team and depend on market conditions, capital allocation alternatives, applicable securities laws, and other factors. From inception on January 29, 2020, and until April [ ], 2020, the Company has repurchased [452,768] common shares of $[365] aggregate gross value. Common shares repurchased as part of this program are cancelled by the Company. The Board of Directors’ authorization of the repurchase program will expire on December 21, 2020.

(b)Conversion of Series B Preferred Shares: Subsequent to the balance sheet date and up to April [ ], 2020, [900] of the 1,500 Series B-2 convertible preferred shares outstanding on December 31, 2019 (Note 8) were converted to [1,552,152] common shares, thus leaving [600] Series B-2 convertible preferred shares outstanding on April [ ], 2020.

(c) Loan Drawdown under the First Amendment and Restatement Loan Agreement with Nordea and Vessel’s Delivery: On January 22, 2020, the Company drew down an amount of $14,000 from Nordea to partially finance the acquisition of the tanker vessel “P. Fos” (ex “Virgo Sun”), according to the terms of the first amendment and restatement loan agreement, dated December 23, 2019 (Note 6). The vessel was delivered to the Company on January 27, 2020 (Notes 4 and 7).

(d)Sale of a Container Vessel: On January 24, 2020, the Company, through one of its subsidiaries, contracted to sell to unaffiliated parties the container vessel “Rotterdam”, for a gross sale price of $18,500. The vessel was delivered to her new owners on April 1, 2020 and the Company collected the sale proceeds.

(e) Acquisition of a Tanker Vessel: On February 14, 2020, the Company, through one of its subsidiaries, contracted to acquire from unaffiliated parties the tanker vessel “P. Kikuma” (ex “FSL Shanghai”), for a gross sale price of $26,000. The vessel was delivered to the Company on March 30, 2020 and the Company funded its acquisition with cash on hand and bank financing (see (i) below).

(f) Appointment and Resignation of BOD Members and Executive Officers: On February 18, 2020, the Company’s Annual General Meeting of Shareholders approved the re-election of Mr. Antonios Karavias and the election of Mr. Andreas Nikolaos Michalopoulos as Class I Directors of the Company. Also, effective February 18, 2020, Mr. Anastasios Margaronis, Mr. Nikolaos Petmezas and Mr. Ioannis Zafirakis have resigned from the Company’s Board of Directors due to other business commitments. The Company’s Board of Directors has appointed Mr. Christos Glavanis and Mrs. Aliki Paliou to the Board of Directors, effective as of February 28, 2020, to fill the existing vacancies created by the resignations of Messrs Margaronis and Petmezas. Mr. Glavanis was also appointed as Chairman of the Company’s Compensation Committee. Finally, also effective February 28, 2020, Mr. Anastasios Margaronis has resigned from his position as the Company’s President, Mr. Ioannis Zafirakis has resigned as the Company’s Chief Strategy Officer and Secretary, and Mrs. Semiramis Paliou has resigned as the Company’s Chief Operating Officer, in order to devote substantially all of their business time to other endeavors. On the same date, Mr. Michalopoulos has been appointed as Secretary to replace Mr. Zafirakis. Since October 31, 2019, Mr. Andreas Michalopoulos also holds the position of Deputy Chief Executive Officer.

(g)Termination of Steamship Agreement: On March 1, 2020, the Company terminated the Steamship agreement (Note 3), which was originally due to expire on March 31, 2020, at no cost.

(h)Transfer of the Company’s Common Stock to NASDAQ Capital Market and Bid Price Second Grace Period: On March 5, 2020, NASDAQ approved the Company’s application to list its common stock on the Capital Market and the Company’s securities were transferred to Capital Market at the opening of business on March 6, 2020. Moreover, NASDAQ notified the Company that it has not been able to regain compliance to meet the minimum $1.00 bid price per share requirement until March 4, 2020, as previously notified (Note 8), however, it grants the Company an additional 180 calendar days, until August 31, 2020, in order to regain compliance.

(i)Second Amendment and Restatement Loan Agreement with Nordea: On March 20, 2020, the Company signed a second amendment and restatement loan agreement with Nordea, which increases the maximum loan amount of up to $59,000. The purpose of the amended loan facility is to additionally finance the acquisition cost of the vessel “P. Kikuma” (ex “FSL Shanghai”), described above, by $12,000. The second amendment and restatement loan agreement includes identical terms to the first amendment and restatement loan agreement, dated December 23, 2019. On March 26, 2020 the Company drew down the amount of $12,000 in anticipation of the vessel’s “P. Kikuma” (ex “FSL Shanghai”), delivery (see (e) above).

(j)Re-purchase and Cancellation of the Company’s Series C Preferred Shares: On March 23, 2020, the Company’s disinterested BOD members approved the repurchase of the Company’s 100 Series C Preferred Shares, held by Diana Shipping Inc. since 2017 (Note 8), for a purchase price of $1,500. The Company’s disinterested BOD members had previously received a fairness opinion from an independent third party that the transaction was fair from a financial point of view to the Company. The Company paid on March 26, 2020 the purchase price and consequently cancelled the Series C Preferred Shares upon the conclusion of the transaction.

(k)Change of the Company’s Ticker Symbol in NASDAQ: Effective March 30, 2020, the Company’s ticker symbol has been changed from “DCIX” to “PSHG”.

(l)Covid-19 Outbreak: On March 11, 2020, the World Health Organization declared the 2019 Novel Coronavirus (the “Covid-19”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions. The Company’s financial and operating performance may be adversely affected by the recent coronavirus outbreak. Any prolonged restrictive measures in order to control the spread of Covid-19, or other adverse public health developments in Asia or in other geographies in which the Company’s vessels operate may significantly impact the demand for the Company’s vessels and in turn, may eventually lead to a material and adverse effect on the Company’s business operations, and financial condition.